Investments:	12 Months Ended
Dec. 31, 2018
Investments:
Investments:

4. Investments:

Investments in debt and equity securities

Investment securities we hold are recorded at fair value in the accompanying consolidated balance sheets. Prior to October 1, 2017, unrealized gains and losses of investment securities related to nuclear decommissioning were deferred pursuant to regulated operations accounting, while those for all other investment securities were recorded to accumulated other comprehensive (deficit) margin. During the fourth quarter of 2017, we began applying regulated operations accounting to the unrealized gains and losses of all investment securities. All realized and unrealized gains and losses are determined using the specific identification method. At December 31, 2018, approximately 59% of the gross unrealized losses with a fair value of $49,975,000 had been unrealized for a duration of greater than one year, while the remaining gross unrealized losses with a fair value of $351,488,000 had been unrealized for a duration of less than one year. At December 31, 2017, approximately 69% of the gross unrealized losses with a fair value of $60,101,000 had been unrealized for a duration of greater than one year, while the remaining gross unrealized losses with a fair value of $337,444,000 had been unrealized for a duration of less than one year.

The following tables summarize debt and equity securities at December 31, 2018 and 2017.

	(dollars in thousands)
	Gross Unrealized
2018	Cost	Gains	Losses	Fair Value
Equity	$251,226	$64,954	$(9,105)	$307,075
Debt	278,030	1,718	(4,955)	274,793
Other	3,075	—	—	3,075
Total	$532,331	$66,672	$(14,060)	$584,943

	(dollars in thousands)
	Gross Unrealized
2017	Cost	Gains	Losses	Fair Value
Equity	$246,549	$91,954	$(4,064)	$334,439
Debt	240,878	1,814	(2,262)	240,430
Other	10,807	1	—	10,808
Total	$498,234	$93,769	$(6,326)	$585,677

The contractual maturities of debt securities, which are included in the estimated fair value table above, at December 31, 2018 and 2017 are as follows:

	(dollars in thousands)
	2018		2017
	Cost	Fair Value	Cost	Fair Value
Due within one year	$65,039	$63,925	$54,785	$54,143
Due after one year through five years	62,293	61,924	53,050	52,834
Due after five years through ten years	50,606	49,855	51,367	51,600
Due after ten years	100,092	99,089	81,676	81,853
Total	$278,030	$274,793	$240,878	$240,430

The following table summarizes the realized gains and losses and proceeds from sales of securities for the years ended December 31, 2018, 2017 and 2016:

	(dollars in thousands)
	2018	2017	2016
Gross realized gains	$14,268	$35,523	$19,934
Gross realized losses	(19,139)	(16,909)	(20,030)
Proceeds from sales	626,612	521,345	439,540

Investment in associated companies

Investments in associated companies were as follows at December 31, 2018 and 2017:

	(dollars in thousands)
	2018	2017
National Rural Utilities Cooperative Finance Corporation (CFC)	$24,061	$24,056
CT Parts, LLC	10,236	10,243
Georgia Transmission Corporation	30,237	28,690
Georgia System Operations Corporation	9,250	8,500
Other	3,253	3,492
Total	$77,037	$74,981

The CFC investments consist of capital term certificates required in connection with our membership in CFC and a voluntary investment in CFC member capital securities. Accordingly, there is no market for these investments. The investment in Georgia Transmission represents capital credits. The investment in Georgia System Operations represents loan advances. Repayments of these advances are due by December 2022.

CT Parts, LLC is an affiliated organization formed by us and Smarr EMC for the purpose of purchasing and maintaining spare parts inventory and for the administration of contracted services for combustion turbine generation facilities. Such investment is recorded at cost.

Rocky Mountain transactions

In December 1996 and January 1997, we entered into six long-term lease transactions relating to our 74.61% undivided interest in Rocky Mountain. In each transaction, we leased a portion of our undivided interest in Rocky Mountain to six separate owner trusts for the benefit of three investors, referred to as owner participants, for a term equal to 120% of the estimated useful life of Rocky Mountain. Immediately thereafter, the owner trusts leased their undivided interests in Rocky Mountain to our wholly owned subsidiary, Rocky Mountain Leasing Corporation, or RMLC, for a term of 30 years under six separate leases. RMLC then subleased the undivided interests back to us under six separate leases for an identical term.

In 2012, we terminated five of the six lease transactions prior to the end of their lease terms. The remaining lease in place represented approximately 10% of the original lease transactions. Pursuant to a payment undertaking agreement, we have a guarantee for the annual basic rent payments due under the remaining lease. The fair value amount relating to the guarantee of basic rent payment is immaterial to us principally due to the high credit rating of the payment undertaker, Rabobank Nederland. The basic rental payments remaining through the end of the lease, which expires in 2027, are approximately $42,218,000.

At the end of the term of the remaining facility lease, we have the option to cause RMLC to purchase the owner trust’s undivided interest in Rocky Mountain at a fixed purchase option price of approximately $112,000,000. The payment undertaking agreement, along with the equity funding agreement with AIG Matched Funding Corp., would fund approximately $74,000,000 and $37,928,000 of this amount, respectively, and these amounts would be paid to the owner trust over five installments in 2027. If we do not elect to cause RMLC to purchase the owner trust’s undivided interest in Rocky Mountain, Georgia Power has an option to purchase the undivided interest. If neither we nor Georgia Power exercise our purchase option, and we return (through RMLC) the undivided interest in Rocky Mountain to the owner trust, the owner trust has several options it can elect, including:

•	causing RMLC and us to renew the related facility lease and facility sublease for up to an additional 16 years and provide collateral satisfactory to the owner trust,
•	leasing its undivided interest to a third party under a replacement lease, or
•	retaining the undivided interest for its own benefit.

Under the first two of these options we must arrange new financing for the outstanding amount of the loan used to finance the owner trust’s upfront rental payment made to us when the lease closed on December 31, 1996. At the end of the lease term, the amount of the outstanding loan is anticipated to be approximately $74,000,000. If new financing cannot be arranged, the owner trust can ultimately cause us to purchase 49%, in the case of the first option above, or all, in the case of the second option above, of the loan certificate or cause RMLC to exercise its purchase option or RMLC to renew the facility lease and facility sublease, respectively.

The assets of RMLC are not available to pay our creditors.